Property, plant and equipment	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Property, plant and equipment
13.	Property, plant and equipment

13A.	Accounting policy
Property, plant and equipment are stated at cost of acquisition or construction less accumulated depreciation and impairment, if any.
Freehold land is measured at cost and is not depreciated.
Heritage assets, comprising antique vehicles purchased by the Company, are not depreciated as they are considered to have a residual value in excess of cost. Residual values are re-assessed on an annual basis.
Cost includes purchase price, non-recoverable taxes and duties, labor cost and direct overheads for self-constructed assets and other direct costs incurred up to the date the asset is ready for its intended use.
Interest cost incurred for constructed assets is capitalized up to the date the asset is ready for its intended use, based on borrowings incurred specifically for financing the asset or the weighted average rate of all other borrowings, if no specific borrowings have been incurred for the asset.
Depreciation is provided on a straight-line basis over estimated useful lives of the assets. Estimated useful lives of the assets are as follows:

Type of Asset	Estimated useful life
Buildings	20 to 60 years
Plant and equipment	3 to 30 years
Computers	3 to 6 years
Vehicles	3 to 11 years
Furnitures and fixtures	3 to 21 years
The depreciation period for property, plant and equipment with finite useful lives is reviewed at each year–end. Changes in expected useful lives are treated as changes in accounting estimates.
Depreciation is not recorded on capital work-in-progress until construction and installation are complete and the asset is ready for its intended use. Capital-work-in-progress includes capital advances.
An item of property, plant and equipment is derecognized on disposal. Any gain or loss arising from derecognition of an item of property, plant and equipment is included in profit or loss.

13B.	Property, plant and equipment consists of the following:

	Land and buildings		Plant and equipment		Vehicles		Computers		Furniture and fixtures		Heritage Assets		Capital work-in-progress		Total

	(In millions)
Cost as at April 1, 2021	Rs.	315,064.9	Rs.	1,356,630.4	Rs.	6,697.1	Rs.	27,432.1	Rs.	18,110.0	Rs.	3,536.9	Rs.	85,087.8	Rs.	1,812,559.1
Additions		6,150.5		124,013.6		549.8		2,273.3		1,215.3		50.8		82,887.8		217,141.1
Transferred to gross block		—		—		—		—		—		—		(130,754.0)		(130,754.0)
Assets held for sale		(915.5)		—		—		—		—		(191.6)		—		(1,107.1)
Write down of assets		—		—		—		—		—		—		(722.8)		(722.8)
Currency translation		(3,918.8)		(17,141.6)		(43.8)		(619.7)		(643.0)		(17.4)		155.1		(22,229.2)
Disposals/Adjustments		(433.7)		(12,303.3)		(1,692.9)		(203.4)		(745.0)		(88.7)		—		(15,467.0)

Cost as at March 31, 2022		315,947.4		1,451,199.1		5,510.3		28,882.2		17,937.3		3,290.0		36,653.9		1,859,420.1

Accumulated Depreciation as at April 1, 2021		(69,641.1)		(885,252.8)		(3,489.9)		(17,538.9)		(11,924.7)		(1,670.9)		—		(989,518.3)
Depreciation for the year		(12,862.1)		(91,543.2)		(870.3)		(2,166.9)		(1,013.3)		—		—		(108,455.8)
Assets held for sale		608.8		—		—		—		—		—		—		608.8
Reversal of impairment loss (refer note 18(c))		—		264.0		0.6		24.6		63.6				—		352.8
Write down of assets		—		—		—		—		—		(273.3)		—		(273.3)
Currency translation		1,077.5		11,583.1		32.6		345.5		151.1		—		—		13,189.8
Disposals/Adjustments		175.0		12,002.4		925.9		155.6		550.7		—		—		13,809.5

Accumulated Depreciation as at March 31, 2022		(80,641.9)		(952,946.5)		(3,401.1)		(19,180.1)		(12,172.7)		(1,944.2)		—		(1,070,286.4)

Net carrying amount as at March 31, 2022	Rs.	235,305.5	Rs.	498,252.6	Rs.	2,109.1	Rs.	9,702.1	Rs.	5,764.7	Rs.	1,345.8	Rs.	36,653.9	Rs.	789,133.7

															US$	10,411.8

	Land and buildings		Plant and equipment		Vehicles		Computers		Furniture and fixtures		Heritage Assets		Capital work-in-progress		Total

	(In millions)
Cost as at April 1, 2020	Rs.	295,033.7	Rs.	1,215,337.7	Rs.	6,146.1	Rs.	27,159.4	Rs.	17,571.2	Rs.	3,762.3	Rs.	89,046.8	Rs.	1,654,057.1
Additions		3,959.5		76,015.8		1,262.8		470.2		284.6		—		94,659.8		176,652.7
Transferred to Gross Block		—		—		—		—		—		—		(81,144.2)		(81,144.2)
Addition through business acquisitions		—		0.7		3.0		0.9		2.3		—		—		6.9
Impairment of assets- reimagine (refer note 46)		—		—		—		—		—		—		(22,978.4)		(22,978.4)
Reversal of impairment loss (refer note 18(a))		—		—		—		—		—		—		214.7		214.7
Currency translation		16,911.4		70,040.3		137.4		1,346.3		995.6		147.4		5,289.1		94,867.5
Disposals/Adjustments		(839.7)		(4,764.1)		(852.2)		(1,544.7)		(743.7)		(372.8)		—		(9,117.2)

Cost as at March 31, 2021		315,064.9		1,356,630.4		6,697.1		27,432.1		18,110.0		3,536.9		85,087.8		1,812,559.1

Accumulated Depreciation as at April 1, 2020		(54,484.5)		(752,693.4)		(2,718.1)		(16,171.0)		(10,925.7)		(1,670.9)		—		(838,663.6)
Depreciation for the year		(12,180.3)		(91,022.9)		(1,222.9)		(2,189.3)		(1,048.6)		—		—		(107,664.0)
Addition through business aquisitions		—		(0.3)		(0.4)		(0.4)		(0.3)		—		—		(1.4)
Reversal of impairment loss (refer note 18 (a))		178.6		1,473.1		4.2		8.7		2.0		—		—		1,666.6
Currency translation		(3,193.9)		(45,760.5)		(68.2)		(624.7)		(582.9)		—		—		(50,230.2)
Writeoff/impairment of assets		(395.2)		(239.1)		—		(4.5)		—		—		—		(638.8)
Disposals/Adjustments		434.2		2,990.3		515.5		1,442.3		630.8		—		—		6,013.1

Accumulated Depreciation as at March 31, 2021		(69,641.1)		(885,252.8)		(3,489.9)		(17,538.9)		(11,924.7)		(1,670.9)		—	Rs.	(989,518.3)

Net carrying amount as at March 31, 2021	Rs.	245,423.8	Rs.	471,377.6	Rs.	3,207.2	Rs.	9,893.2	Rs.	6,185.2	Rs.	1,866.0	Rs.	85,087.8	Rs.	823,040.8